Subsequent Events (Details)				1 Months Ended	12 Months Ended
	Apr. 01, 2026 $ / shares shares	Jan. 28, 2026	Jun. 30, 2025 USD ($)	Jan. 31, 2026 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares	Feb. 27, 2026	Feb. 19, 2026 USD ($) shares	Feb. 05, 2026 $ / shares	Oct. 23, 2025 $ / shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Subsequent Events [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]			Disposal loss of property and equipment
Disposal gain (in Dollars) | $			$ 59,600,000
Ordinary shares issued (in Shares) | shares										334,343,429
Execution of the agreement					60 days
Board of directors of the joint venture					5
Agreement term					10 years
Ordinary shares increased (in Dollars per share)												$ 0.0001
Robo.ai Investments L.L.C.-FZ [Member]
Subsequent Events [Line Items]
Board of directors of the joint venture					3
ICONIQ Holding Limited [Member]
Subsequent Events [Line Items]
Disposal gain (in Dollars) | $			$ 59,600,000
DaBoss.AI Inc [Member]
Subsequent Events [Line Items]
Board of directors of the joint venture					2
Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued (in Dollars) | $				$ 2,700,000
Subsequent Event [Member] | Equity Incentive Plan 2026 [Member]
Subsequent Events [Line Items]
Percentage of shares issued						50.00%
Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Shares converted (in Shares) | shares				14,671,200
Subsequent Event [Member] | Chinasky Car Trading FZE [Member]
Subsequent Events [Line Items]
Acquired amount of payable (in Dollars) | $							$ 1,000,000
Subsequent Event [Member] | ICONIQ Holding Limited [Member]
Subsequent Events [Line Items]
Percentage of shares issued								100.00%
Percentage of shares outstanding								100.00%
Nominal consideration (in Dollars per share)								$ 1
Subsequent Event [Member] | Tachyon9 Corporation [Member]
Subsequent Events [Line Items]
Execution of the agreement		60 years
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares) | shares					334,343,429					255,849,682
Ordinary shares increased (in Dollars per share)					$ 0.0001					$ 0.0001
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares increased (in Dollars per share)											$ 0.0001
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares) | shares							7,388,799
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares) | shares					36,350,011					36,350,011
Ordinary shares increased (in Dollars per share)					$ 0.0001					$ 0.0001
Class A Ordinary Shares [Member] | Equity Incentive Plan 2026 [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares) | shares					18,000,000
Minimum [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Share price (in Dollars per share)				$ 0.12
Minimum [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares increased (in Dollars per share)									$ 0.0001
Minimum [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Outstanding shares (in Shares) | shares	355,750,058
Minimum [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares increased (in Dollars per share)									0.0001
Minimum [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Outstanding shares (in Shares) | shares	36,350,011
Maximum [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Share price (in Dollars per share)				$ 0.25
Maximum [Member] | Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares increased (in Dollars per share)									0.0001
Maximum [Member] | Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Outstanding shares (in Shares) | shares	17,787,525
Maximum [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares increased (in Dollars per share)									$ 0.0001
Maximum [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Outstanding shares (in Shares) | shares	1,817,501
Reverse Stock Split [Member]
Subsequent Events [Line Items]
Share price (in Dollars per share)					$ 1
Reverse Stock Split [Member] | Minimum [Member]
Subsequent Events [Line Items]
Ordinary shares increased (in Dollars per share)	$ 0.0001
Reverse Stock Split [Member] | Maximum [Member]
Subsequent Events [Line Items]
Ordinary shares increased (in Dollars per share)	$ 0.002
Chinasky Car Trading FZE [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ownership percentage							51.00%
Chinasky Car Trading FZE [Member] | Subsequent Event [Member] | Share Purchase Agreement [Member]
Subsequent Events [Line Items]
Ownership percentage							100.00%
DaBoss.AI Inc [Member]
Subsequent Events [Line Items]
Ownership percentage					51.00%
Tachyon9 Corporation [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ownership percentage		51.00%